Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 1,740
Property, plant and equipment at end of period	1,602	£ 1,740
Accelerated depreciation expense	4	9
Construction in progress	72	55
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,015	4,108
Additions	289	282
Disposals	(715)	(375)
Property, plant and equipment at end of period	3,589	4,015
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,275)	(2,137)
Additions	(122)	(318)
Disposals	515	204
Impairment during the period	105	24
Property, plant and equipment at end of period	(1,987)	(2,275)
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	784
Property, plant and equipment at end of period	637	784
Property | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,275	1,275
Additions	23	61
Disposals	(306)	(61)
Property, plant and equipment at end of period	992	1,275
Property | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(491)	(457)
Additions	(17)	(56)
Disposals	210	46
Impairment during the period	57	24
Property, plant and equipment at end of period	(355)	(491)
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	309
Property, plant and equipment at end of period	215	309
Office fixtures and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,362	1,442
Additions	13	24
Disposals	(267)	(104)
Property, plant and equipment at end of period	1,108	1,362
Office fixtures and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,053)	(1,022)
Additions	(47)	(111)
Disposals	236	80
Impairment during the period	29	0
Property, plant and equipment at end of period	(893)	(1,053)
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2
Property, plant and equipment at end of period	2	2
Computer software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	436	439
Additions	0	2
Disposals	0	(5)
Property, plant and equipment at end of period	436	436
Computer software | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(434)	(434)
Additions	0	0
Disposals	0	0
Impairment during the period	0	0
Property, plant and equipment at end of period	(434)	(434)
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	542
Property, plant and equipment at end of period	616	542
Operating lease assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	720	738
Additions	194	185
Disposals	(122)	(203)
Property, plant and equipment at end of period	792	720
Operating lease assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(178)	(164)
Additions	(48)	(92)
Disposals	50	78
Impairment during the period	0	0
Property, plant and equipment at end of period	(176)	(178)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	103
Property, plant and equipment at end of period	132	103
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	222	214
Additions	59	10
Disposals	(20)	(2)
Property, plant and equipment at end of period	261	222
Right-of-use assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(119)	(60)
Additions	(10)	(59)
Disposals	19	0
Impairment during the period	19	0
Property, plant and equipment at end of period	£ (129)	£ (119)